SCHEDULE OF PRO-FORMA FINANCIAL INFORMATION (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue and income, net	$ 8,384,632	$ 7,871,010
Operating expenses	10,590,775	11,441,064
Income (loss) from operations	(2,206,143)	(3,570,054)
Other income (expense)	140,800
Net income (loss)	$ (2,065,343)	$ (3,570,054)
Net loss per common share - basic and fully diluted	$ (0.01)	$ (0.03)
Weighted average number of common shares outstanding during the period - basic and fully diluted	$ 386,465,519	$ 132,448,232
Parent Company [Member]
Revenue and income, net	$ 5,799,606	$ 5,522,499
Operating expenses	8,069,152	9,804,290
Income (loss) from operations	(2,269,546)	(4,281,791)
Other income (expense)
Net income (loss)	$ (2,269,546)	$ (4,281,791)
Net loss per common share - basic and fully diluted	$ (0.01)	$ (0.03)
Weighted average number of common shares outstanding during the period - basic and fully diluted	$ 386,465,519	$ 132,448,232
Rush Soccer [Member]
Revenue and income, net	$ 2,585,026	$ 2,348,511
Operating expenses	2,521,623	1,636,774
Income (loss) from operations	63,403	711,737
Other income (expense)	140,800
Net income (loss)	204,203	711,737
Proforma Adjustments [Member]
Revenue and income, net
Operating expenses
Income (loss) from operations
Other income (expense)
Net income (loss)